PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Other Postretirement Benefits) (Details) - United States - Other Postretirement Benefits	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	4.24%	3.51%
Discount rate - net periodic costs	3.51%	3.83%	3.96%
Health Care Cost Trend Rate Assumed for Next Year - benefit obligations	6.50%	6.75%
Health Care Cost Trend Rate Assumed for Next Year - net periodic costs	6.75%	7.00%	7.25%
Rate to which the cost trend rate is assumed to decline (the ultimate health care cost trend rate) - benefit obligations	5.00%	5.00%
Rate to which the cost trend rate is assumed to decline (the ultimate health care cost trend rate) - net periodic costs	5.00%	5.00%	5.00%
Year that the Rate Reaches the Ultimate Health Care Cost Trend Rate	2025	2025	2025